6. SALE OF ASSETS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets	$ 14,028	$ 4,498
Gain on sale of assets	$ 14,028	$ 4,498